Earnings Per Share	12 Months Ended
Dec. 31, 2021
Disclosure of earnings per share [text block] [Abstract]
Earnings per share

12. Earnings per share

	Year ended December 31 2021	Year ended December 31 2020	Year ended December 31 2019
	£’000	£’000	£’000
Loss for the year	(543,509)	(102,687)	(17,964)

Weighted average number of ordinary shares:
Basic weighted average number of ordinary shares	667,973,041	515,161,816	337,787,880
Dilutive effect of share options, Note 25	—	—	—
Dilutive effect of warrants, Note 23	—	—	—
Diluted weighted average number of ordinary shares	667,973,041	515,161,816	337,787,880

Basic loss per ordinary share	£(0.81)	£(0.20)	£(0.05)
Diluted loss per ordinary share	£(0.81)	£(0.20)	£(0.05)

Loss per share for each comparative period reflects Cazoo Holdings historical weighted average number of ordinary shares outstanding multiplied by the exchange ratio established in the Business Combination Agreement. The computation of diluted loss per ordinary share excludes the effect of share options and warrants because the inclusion of these would be anti-dilutive.